Other Payables and Accrued Liabilities (Details) - Dec. 31, 2023	CNY (¥)	USD ($)
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued expenses	¥ 151,178,632	$ 21,344,774
Temparary loans	¥ 8,499,240	$ 1,200,000